Significant Accounting Policies (Details) - Schedule of Fair Value Measurement - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Measurement Abstract
Balance Beginning	$ 610,381	$ 647,373
Gain on revaluation of warrant liability	(290,264)	(36,992)
Balance Ending	$ 320,117	$ 610,381